UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment  [ x ];  Amendment Number: 4
              This Amendment (check one): [ x ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CWH Associates, Inc.
Address:    200 Park Avenue
            Suite 3900
            New York, NY 10166

Form 13F File Number 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Clifford W. Henry
Title:      President
Phone:      (212) 808-2475

Signature, Place, and Date of Signing:

Clifford W. Henry        New York, NY                 01/16/04
(Signature)             (City, State)                 (Date)

THIS FILING REFLECTS NO CHANGES IN INFORMATION, BUT HAS BEEN AMENDED TO REFLECT ITS STATUS AS THE MOST ACCURATE AND RECENT INFORMATION AVAILABLE FOR THE QUARTER ENDED JUNE 30, 2002.


Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total: $ 99718(Thousands)

List of Other Included Managers:          None


FORM 13F INFORMATION TABLE

                    TITLE             MKT VAL   AMT    INV  OTH   VOTE AUTH
ISSUER              OF CL    CUSIP   (x$1000)  (SHS)   DISC MGR  SOLE SHD NONE

Accredo Health      COM    00437V104   3508    76025   SOLE     67100  0   8925
Action Perf Cos     COM    004933107   3772   119370   SOLE    106000  0  13370
Amazon.com          COM    023135106    743    45750   SOLE     41450  0   4300
Apollo Grp Inc      CL A   037604105   5801   147155   SOLE    134270  0  12885
Apollo Grp U Phx    COM    037604204   1457    49183   SOLE     44600  0   4583
Authentidate Hldg   COM    052666104     33    10000   SOLE     10000  0      0
Beazer Homes USA    COM    07556Q105   4604    57550   SOLE     52250  0   5300
Bioject Med Tech    COM    09059T206    183    50000   SOLE     50000  0      0
Career Education    COM    141665109   4019    89315   SOLE     82600  0   6715
Caremark Rx Inc.    COM    141705103   8219   498092   SOLE    446167  0  51925
Centex Corp         COM    152312104   4610    79763   SOLE     73450  0   6313
Convera Corp        CL A   211919105     63    25950   SOLE     24045  0   1905
Cross Country Inc   COM    22748P105   2723    72043   SOLE     65350  0   6693
DR Horton Inc.      COM    23331A109   4581   175995   SOLE    162020  0  13975
Dianon Sys Inc.     COM    252826102   1326    24828   SOLE     22500  0   2328
Electronic Arts Inc COM    285512109   1649    24965   SOLE     22350  0   2615
Emcor Grp Inc.      COM    29084Q100   1801    30688   SOLE     27650  0   3038
Factual Data Corp   COM    303094106   1103    96722   SOLE     94972  0   1750
Fifth Third Bancorp COM    316773100   1563    23450   SOLE     21250  0   2200
HILB Rogal & Hamilt COM    431294107   1389    30700   SOLE     28150  0   2550
Homestore.com Inc   COM    437852106    141    98150   SOLE     95050  0   3100
Horizon Organic     COM    44043T103   2237   126940   SOLE    115250  0  11690
Integrtd Def Tech   COM    45819B101   2145    72878   SOLE     66200  0   6678
KFX Inc.            COM    48245l107    506   198450   SOLE    185000  0  13450
L-3 Communic Hldgs. COM    502424104   3440    63700   SOLE     57750  0   5950
Lab Corp Amer Hldgs COM    50540R409   2914    63840   SOLE     59200  0   4640
Lennar Corp.        COM    526057104   4710    76961   SOLE     70675  0   6286
Mohawk Industries   COM    608190104   2281    37065   SOLE     33550  0   3515
Nobel Learn. Comms. COM    654889104    262    45296   SOLE     37996  0   7300
Petco Animal Suppl  COM    716016209   3015   121050   SOLE    109900  0  11150
Petsmart Inc.       COM    716768106   1214    75700   SOLE     69650  0   6050
Pier 1 Imports Inc. COM    720279108   1625    77400   SOLE     70350  0   7050
Presstek Inc.       COM    741113104    173    43250   SOLE     41387  0   1863
Quest Diagnositics  COM    74834L100   1570    18250   SOLE     16700  0   3413
Rambus Inc.         COM    750917106    620   151557   SOLE    147357  0   4200
SCP Pool Corp.      COM    784028102   1760    63390   SOLE     56851  0   6539
Stericycle Inc.     COM    858912108    421    11900   SOLE     11150  0    750
TRC Companies       COM    872625108   1694    82441   SOLE     74300  0   8141
US Physical Therapy COM    90337L108   3387   166755   SOLE    151302  0  15453
United Natural Food COM    911163103   2940   150770   SOLE    135550  0  15220
Whole Foods Market  COM    966837106   8032   166575   SOLE    150611  0  15964
Willis Group Hldgs  COM    G96655108   1483    45050   SOLE     41300  0   3750